Commitments	9 Months Ended	12 Months Ended
	Jun. 30, 2011	Sep. 30, 2010
Commitments
Commitments
Note 10:                 Commitments

The Company entered into a steam contract with an unrelated party on January 1, 2009 under which the vendor agreed to provide the steam required by the Company, up to 475,000 pounds per hour. The Company agreed to pay a net energy rate for all steam provided under the contract as well as a monthly demand charge. The net energy rate is set for the first three years then adjusted each year beginning on the third anniversary date.  The steam contract will remain in effect until January 1, 2019.  Expenses under this agreement during the three and nine months ended June 30, 2011 were $3,157,766 and $8,056,422, respectively.  Expenses during the three and nine months ended June 30, 2010 were $2,822,719 and $5,438,251, respectively.

Note 9:                 Commitments

The Company has entered into a steam contract with an unrelated party under which the vendor agreed to provide the steam required by the Company, up to 475,000 pounds per hour. The Company agreed to pay a net energy rate for all steam provided under the contract as well as a monthly demand charge. The net energy rate is set for the first three years then adjusted each year beginning on the third anniversary date.  The steam contract will remain in effect until January 1, 2019.  Expenses for the year ended September 30, 2010 and 2009 were $11,089,373 and $3,102,363, respectively.

In April, 2008 the Company entered into a Firm Throughput Service Agreement with a natural gas supplier, an unrelated party, under which the vendor agreed to provide the gas required by the Company, up to 900 Dth per day. The Company agreed to pay the maximum reservation and commodity rates as provided under the vendor's FERC Gas Tariff as revised from time to time, as well as other additional charges. The agreement specifies an in-service date of October 1, 2008, and the term of the agreement is seven years.  Expenses for the year ended September 30, 2010 and 2009 were $32,089 and $60,176.

The Company has purchased 68,601 and 71,419 kilowatts of electricity for the years ended September 30, 2010 and 2009, respectively, from an unrelated party, MidAmerica Energy Company ("MidAm") under an Electric Service Contract ("Electric Contract") dated December 15, 2006.  Under the Electric Contract, the Company is allowed to install a standby generator, which would operate in the event MidAm is unable to provide us with electricity.

In the Electric Contract, the Company agreed to own and operate a 13 kV switchgear with metering bay, all distribution transformers, and all 13 kV and low voltage cable on our side of the switchgear.  The Company agreed to pay (i) a service charge of $200 per meter, (ii) a demand charge of $3.38 in the Summer and $2.89 in the Winter (iii) a reactive demand charge of $0.49/kVAR of reactive demand in excess of 50% of billing demand, (iv) an energy charge ranging from $0.03647 to $0.01837 per kilowatt hour, depending on the amount of usage and season, (v) tax adjustments, (vi) AEP and energy efficiency cost recovery adjustments, and (vii) a CNS capital additions tracker.  These rates only apply to the primary voltage electric service provided under the Electric Contract.  The electric service will continue at these prices for up to 60 months, but in any event will terminate on June 30, 2012.  The pricing under the Electric Contract is based on the assumptions that we will have an average billing demand of 7,300 kilowatts per month and that we will average an 85% load factor over a 12 month period.  If these assumptions are not met, the Company will pay the most applicable tariff rate.  Additionally, at any time, we may elect to be charged under one of MidAm's electric tariffs.

In January, 2007, the Company entered into an agreement with an unrelated party, Iowa Interstate Railroad, LTD, to provide the transportation of the Company's commodities from Council Bluffs, Iowa to an agreed upon customer location.   The agreement commenced on December 1, 2007 and continues for five years and will automatically renew for additional one year periods unless cancelled by either party.  The Company agreed to pay a mutually agreed upon rate per car.  Expenses for the year ended September 30, 2010 and 2009 were approximately$735,884 and $855,737, of which approximately $15,508 was included in accounts payable.

In August, 2008, the Company entered into an agreement with an unrelated party which establishes terms governing the Company's purchase of natural gas.  The agreement commenced in August, 2008 and has a term of two years.  The agreement was renewed in the spring of 2010 for an additional one year period.  The Company has incurred expenses of $3,135,678 and $4,318,072, for the year ended September 30, 2010 and 2009.

The Company leases certain equipment, vehicles, and operating facilities under non-cancellable operating leases that expire on various dates through 2017.  The future minimum lease payments required under these leases are approximately $5,963,912 in 2011, $5,178,902 in 2012, $5,535,193 in 2013, $5,398,689 in 2014, $5,398,107 in 2015 and $18,041,354 thereafter.  Rent expense related to operating leases for the years ended September 30, 2010 and 2009 was $5,937,612 and $4,700,000, respectively.